Capital Stock - Net Income Per Common Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended			36 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Earnings Per Share [Abstract]
Income from continuing operations									$ 2,380	$ 1,911	$ 4,496
Income (loss) from discontinued operations									(192)	14	12
Income attributable to common stock	174	300	1,016	698	649	161	337	778	2,188	1,925	4,508	1,925
Mandatory Convertible Preferred Stock									44		76
Income from continuing operations									2,424	1,911	4,572
Income (loss) from discontinued operations									(192)	14	12
Income attributable to common stock									$ 2,232	$ 1,925	$ 4,584
Income from continuing operations, shares									395	389	384
Income (loss)from discontinued operations, shares									395	389	384
Income attributable to common stock, shares									395	389	384
Mandatory Convertible Preferred Stock									9		14
Stock options and other									2	2	2
Income from continuing operations, shares									406	391	400
Income (loss)from discontinued operations, shares									406	391	400
Income attributable to common stock, shares									406	391	400
Basic income from continuing operations per share	$ 0.40	$ 1.08	$ 2.60	$ 1.94	$ 1.70	$ 0.41	$ 0.84	$ 1.96	$ 6.02	$ 4.91	$ 11.72	$ 4.91
Basic income (loss) from discontinued operations per share	$ 0.01	$ (0.33)	$ (0.01)	$ (0.16)	$ (0.05)		$ 0.03	$ 0.06	$ (0.49)	$ 0.04	$ 0.03	$ 0.04
Income attributable to common stock, per share	$ 0.41	$ 0.75	$ 2.59	$ 1.78	$ 1.65	$ 0.41	$ 0.87	$ 2.02	$ 5.53	$ 4.95	$ 11.75	$ 4.95
Diluted income from continuing operations per share	$ 0.45	$ 1.08	$ 2.54	$ 1.91	$ 1.70	$ 0.41	$ 0.84	$ 1.94	$ 5.97	$ 4.89	$ 11.44	$ 4.89
Diluted income (loss) from discontinued operations per share		$ (0.33)		$ (0.15)	$ (0.05)		$ 0.02	$ 0.06	$ (0.47)	$ 0.03	$ 0.03	$ 0.03
Income attributable to common stock, per share	$ 0.45	$ 0.75	$ 2.54	$ 1.76	$ 1.65	$ 0.41	$ 0.86	$ 2.00	$ 5.50	$ 4.92	$ 11.47	$ 4.92